INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2023
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

13.INVESTMENT PROPERTIES

The movements in investment properties for the years ended December 31, 2023 and 2022 were as follows:

	At the		P/L for
	Beginning	Total useful	changes				As of
Item	of the year	life	in the FV	Additions	Disposals	Depreciation	12/31/2023
Cost model
Rented properties	817,096	5	—	161,070	—	(189,124)	789,042
Measurement at fair value
Rented properties	51,820,300	50	(7,012,278)	—	—	—	44,808,022
TOTAL INVESTMENT PROPERTIES	52,637,396		(7,012,278)	161,070	—	(189,124)	45,597,064

	At the		P/L for
	Beginning	Total useful	changes				As of
Item	of the year	life	in the FV	Additions	Disposals	Depreciation	12/31/2022
Cost model
Rented properties	852,313	5	—	195,567	(90,816)	(139,968)	817,096
Measurement at fair value
Rented properties	51,910,577	50	(2,503,275)	2,412,998	—	—	51,820,300
TOTAL INVESTMENT PROPERTIES	52,762,890		(2,503,275)	2,608,565	(90,816)	(139,968)	52,637,396

Investment properties are measured at fair value which is determined by an independent expert.